Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies
Schedule of capital expenditures contracted

	December 31,	September 30,
	2019	2020
Property and equipment	551,582	223,569
Leasehold improvements	68,652	51,515
Total	620,234	275,084